Business Combinations (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Business Combinations [Abstract]
Summary of the Acquisition Date Fair Value of the Purchase Consideration Transferred

The following table summarizes the acquisition date fair value of the purchase consideration transferred:

US$

Cash	4,000,000
Contingent consideration (discounted)	3,189,972
Total purchase consideration	7,189,972

Summary of Contingent Consideration Made up of the Components Recorded in other Payables in the Statement of Financial Position

Contingent consideration made up of the components below, is recorded in other payables in the statement of financial position:

Payable on first anniversary upon achievement of cumulative revenue milestones	1,000,000
Payable on second anniversary upon achievement of cumulative revenue milestones	1,000,000
Earn-out (as described below)	2,000,000

Summary of Estimated Earn-out	The revised criteria for the earn-out as defined in the addendum and the estimates of the amount of contingent consideration that will be earned have been set out as follows
Estimated Earn-out
US$
Achieve earn-out revenue of minimum US$2,000,000 from acquisition date to June 30, 2022	500,000
Onboard 300 new customers on the IT platform commencing March 1, 2022	225,000
Submit US$1 billion in trade value of qualified deals as defined in the addendum on or after March 1, 2022	375,000
Establish partnerships with at least 3 new financial institutions as defined in the addendum on or after March 1, 2022	375,000
Achieve an annual recurring revenue of US$10 million as defined in the addendum	525,000
Total estimated earn-out	2,000,000

Summary of the Estimated Fair Values of Assets Acquired and Liabilities Assumed as of the Acquisition Date

The following table summarizes the estimated fair values of Invoice Bazaar assets acquired and liabilities assumed as of the acquisition date:

US$

Intangible assets	2,594,968
Loan receivables	159,456
Cash and cash equivalents	172,623
Other current assets	31,667
Non-controlling interests	(31,979)
Other payables	(399,612)
Total identifiable net assets acquired	2,527,123

Summary of the Goodwill Arising from the Acquisition has been Recognized

Goodwill arising from the acquisition has been recognized as follows:

US$
Purchase consideration	7,189,972
Non-controlling interest, based on their proportionate interest in the recognised amounts of the assets and liabilities of IB	(31,979)
Fair value of identifiable net assets	(2,527,123)
Goodwill	4,630,870